Label	Element	Value
FPA New Income, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000099203_SupplementTextBlock

FPA New Income, Inc. (FPNIX)

Supplement dated June 22, 2017 to the

Prospectus dated January 31, 2017,

as amended and restated March 30, 2017

This Supplement updates certain information contained in the Prospectus for FPA New Income, Inc. (the “Fund”), dated January 31, 2017, as amended and restated March 30, 2017.  You should retain this Supplement and the Prospectus for future reference.  Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpafunds.com or calling us at (800) 638-3060.

Effective June 26, 2017, the Board of Directors of the Fund approved the removal of the 2% redemption fee.  As a result, the following sections of the Prospectus are hereby amended.

Risk/Return [Heading]	rr_RiskReturnHeading	FPA New Income, Inc.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The shareholder fee table in the section titled “Fund Summary-Fees and Expenses of the Fund” on page 2 of the Prospectus is hereby deleted in its entirety and replaced by the following:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN FOR FUTURE REFERENCE
FPA New Income, Inc. | FPA New Income, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of original sales price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none